Business combinations (Tables)	3 Months Ended
Mar. 31, 2026
Business Combinations Disclosure [Abstract]
Schedule of Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition
The following table summarizes the allocation of the consideration paid and the preliminary amounts of fair value of the certain assets and liabilities, including the fair value of acquired intangible assets, and the related tax impact assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2,126
Trade and other receivables	4,057
Prepaid expenses and other current assets	358
6,541
Non-current assets:
Right-of-use asset, net	223
Customer relationships	17,170
Technology	6,170
Trade name and trademarks	2,328
Goodwill	35,497
Total assets	67,929

Liabilities
Current liabilities:
Trade and other payables	2,753
Deferred revenue	3,665
Lease obligations	201
Total liabilities	6,619
Fair value of net assets acquired	61,310

Paid in cash	54,326
Working capital adjustment	(350)
Holdback payable	2,736
Contingent consideration	4,598
Total purchase consideration	61,310